Fair Value of Financial Instruments and Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments and Fair Value Measurements [Line Items]
Fair value per share (in Dollars per share)						$ 54.99
Gross proceeds		$ (3,508)		$ (3,118)	$ (3,118)	$ (331,203)
Net realized loss on equity investments	$ (1,259)	$ (2,179)	$ (1,025)	$ (2,179)		$ (104,700)
Home Bistro, Inc [Member]
Fair Value of Financial Instruments and Fair Value Measurements [Line Items]
Equity instruments at fair value of shares (in Shares)					1,559	1,559
Shares of common stock (in Shares)						1,559
Grant date fair value						$ 85,733
Aikido Pharma, Inc. [Member]
Fair Value of Financial Instruments and Fair Value Measurements [Line Items]
sale of equity investments						171,407
Gross proceeds						66,707
Net realized loss on equity investments						$ (104,700)